    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                       CREDIT SUISSE INSTITUTIONAL FUNDS

The following information supplements certain information in the funds' Prospectuses and Statements of Additional Information.

Estimated year-end distribution information, including record and payment dates, is available by calling the Institutional Shareholder Service Center at 800-222-8977. Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the funds.

Dated: November 22, 2000
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    SUPPLEMENT TO THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION

                              WARBURG PINCUS FUNDS

The following information supplements certain information in the funds' Prospectuses and Statements of Additional Information.

Estimated year-end distribution information, including record and payment dates, is available at www.warburg.com or by calling 800-WARBURG (800-927-2874). Investors are encouraged to consider the potential tax consequences of distributions prior to buying or selling shares of the funds.

Dated: November 22, 2000